Long-Term Prepaid Expenses and Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Disclosure of long-term prepaid expenses [Abstract]
Long Term Prepaid Expenses and Other Non Current Assets
Note 13 – Long-Term Prepaid Expenses and Other Non-Current Assets

	As at December 31,
	2021	2020
	$ Thousands
Deferred expenses, net (1)	42,840	26,776
Contract costs	5,119	5,036
Other non-current assets	9,307	12,837
	57,266	44,649

(1)	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.